UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21885

ENCOMPASS FUNDS

(Exact name of registrant as specified in charter)

               1700 California Street, Suite 335

 San Francisco, CA                94109

      (Address of principal executive offices)   (Zip code)

Malcolm H. Gissen
Encompass Funds
1700 California Street, Suite 335
San Francisco, CA 94109

(Name and address of agent for service)

Registrant's telephone number, including area code: (415) 749 6565

Date of fiscal year end: May 31

Date of reporting period: July 1, 2008 – June 30, 2009

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a). The name of the issuer of the portfolio security;

(b). The exchange ticker symbol of the portfolio security;

(c). The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d). The shareholder meeting date;

(e). A brief identification of the matter voted on;

 (f). Whether the matter was proposed by the issuer or by a security holder;

(g). Whether the Registrant cast its vote on the matter;

(h). How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

 (i). Whether the Registrant cast its vote for or against management.

Item 1 - Proxy Voting Record

Account Name: Encompass Fund
Custodian Name: Huntington Trust

URANIUM ENERGY CORP.

Ticker:	UEC	Meeting Date:	7/24/2008
CUSIP	916896103

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. APPOINTMENT OF ERNST & YOUNG LLP AS AUDITORS FOR FY 2009.				FOR	FOR	WITH	ISSUER

3. RATIFY AND APPROVE STOCK INCENTIVE PLAN.				FOR	FOR	WITH	ISSUER

GLOBAL HUNTER CORP.

Ticker:	BOB.V	Meeting Date:	7/30/2008
CUSIP	37945M101

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. APPOINTMENT OF MACKAY LLP AS AUDITORS.				FOR	FOR	WITH	ISSUER

3. RATIFY AND APPROVE STOCK OPTION PLAN.				FOR	FOR	WITH	ISSUER

4. APPROVE AND RATIFY THE ACTIONS OF THE DIRECTORS.				FOR	FOR	WITH	ISSUER

5. TRANSACT OTHER BUSINESS AT THE ANNUAL MEETING.				FOR	FOR	WITH	ISSUER

SLIVER WHEATON CORP.

Ticker:	SLW	Meeting Date:	8/7/2008
CUSIP	828336107

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
A. RESOLUTION APPROVING THE ISSUANCE OF UP TO 3,039,423				FOR	FOR	WITH	ISSUER
ADDITIONAL COMMON SHARE PURCHASE WARRANTS.

ELIXIR GAMING TECHNOLOGIES INC.

Ticker:	EGT	Meeting Date:	9/8/2008
CUSIP	28661G105

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. APPROVE 2008 STOCK INCENTIVE PLAN.				FOR	FOR	WITH	ISSUER

3. APPOINTMENT OF INDEPENDENT PUBLIC ACCOUNTING FIRM.				FOR	FOR	WITH	ISSUER

4. VOTE ON THE ADJOURNMENT OR POSTPONEMENT OF THE ANNUAL				FOR	FOR	WITH	ISSUER
MEETING IF SUCH ACTION IS NECESSARY.

5. IN THEIR DISCRETION, THE PROXIES ARE AUTHORIZED TO VOTE UPON				FOR	FOR	WITH	ISSUER
AND OTHER MATTERS AS MAY PROPERLY COME BEFORE THE MEETING.

3S BIO INC.

Ticker:	SSRX	Meeting Date:	9/12/2008
CUSIP	88575Y105

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. APPOINTMENT OF KPMG AS AUDITORS FOR FY 2008.				FOR	FOR	WITH	ISSUER

DAYSTAR TECHNOLOGIES INC.

Ticker:	DSTI	Meeting Date:	9/22/2008
CUSIP	23962Q100

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. APPROVE THE AMENDMENT TO INCREASE AUTHORIZED SHARES.				FOR	FOR	WITH	ISSUER

3. APPROVE THE AMENDMENT AND RESTATEMENT OF 2006 STOCK				FOR	FOR	WITH	ISSUER
INCENTIVE PLAN.

4. RATIFY THE SELECTION OF HEIN & ASSOCIATES LLP AS AUDITORS.				FOR	FOR	WITH	ISSUER

TEVA PHARMACEUTICAL INDUSTRIES LTD.

Ticker:	TEVA	Meeting Date:	9/25/2008
CUSIP	881624209

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. TO APPOINT MR. JOSEPH (YOSI) NITZANI AS AN INDEPENDENT				FOR	FOR	WITH	ISSUER
DIRECTOR FOR A TERM OF THREE YEARS.

COUNTERPATH CORPORATION

Ticker:	CPAH	Meeting Date:	10/1/2008
CUSIP	22228P203

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. APPOINTMENT OF BDO DUNWOODY AS AUDITORS.				FOR	FOR	WITH	ISSUER

2. AUTHORIZE THE DIRECTORS TO FIX THE AUDITORS REMUNERATION.				FOR	FOR	WITH	ISSUER

3. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

4. TO APPROVE THE EMPLOYEE SHARE PURCHASE PLAN.				FOR	FOR	WITH	ISSUER

5. TO APPROVE TERRENCE MATHEWS (COB) THE RIGHT TO VOTE CERTAIN				FOR	FOR	WITH	ISSUER
SHARES OF COMMON STOCK ISSUED TO WESLEY CLOVER CORP.

DEJOUR ENTERPRISES LTD.

Ticker:	DEJ	Meeting Date:	10/17/2008
CUSIP	244866208

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. APPOINTMENT OF DALE MATHESON CARR-HILTON LABONTE AS				FOR	FOR	WITH	ISSUER
AUDITORS AND AUTHORIZATION TO FIX THEIR REMUNERATION.

2. RATIFICATION OF EXISTING 10% ROLLING STOCK OPTION PLAN.				FOR	FOR	WITH	ISSUER

GOLDBROOK VENTURES INC.

Ticker:	GBK.V	Meeting Date:	11/18/2008
CUSIP	38076R109

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. SET THE NUMBER OF DIRECTORS AT FIVE.				FOR	FOR	WITH	ISSUER

2. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

3. APPOINT VILLENUVE & VENNE AS AUDITORS.				FOR	FOR	WITH	ISSUER

4.RATIFY AND APPROVE ROLLING STOCK OPTION PLAN.				FOR	FOR	WITH	ISSUER

5. CONFIRM AND RATIFY THE SHAREHOLDERS RIGHTS PLAN.				FOR	FOR	WITH	ISSUER

6. TRANSACT OTHER BUSINESS AS MAY COME BEFORE THE MEETING.				FOR	FOR	WITH	ISSUER

CONTINENTAL ENERGY CORP.

Ticker:	CPPXF	Meeting Date:	12/12/2008
CUSIP	210909107

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. APPOINTMENT OF DALE MATHESON CARR-HILTON LABONTE AS				FOR	FOR	WITH	ISSUER
AUDITORS AND AUTHORIZATION TO FIX THEIR REMUNERATION.

3. APPROVE AMENDMENTS TO THE STOCK OPTION PLAN.				FOR	FOR	WITH	ISSUER

4. APPROVE AND RATIFY INCENTIVE STOCK OPTIONS TO INSIDERS.				FOR	FOR	WITH	ISSUER

5. CONFIRM, RATIFY AND APPROVE ALL ACTS, DEEDS, AND THINGS DONE				FOR	FOR	WITH	ISSUER
BY THE DIRECTORS AND OFFICERS OF THE CORPORATION DURING THE
PRECEDING YEAR.

6. TRANSACT OTHER BUSINESS AS MAY COME BEFORE THE MEETING.				FOR	FOR	WITH	ISSUER

AVALON VENTURES LTD.

Ticker:	AVL.TO	Meeting Date:	1/19/2009
CUSIP	053470100

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. APPOINTMENT OF BOLTON & BOLTON AS AUDITOR.				FOR	FOR	WITH	ISSUER

COVIDIEN LTD.

Ticker:	COV	Meeting Date:	3/18/2009
CUSIP	G2552X108

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. APPROVE AMENDED AND RESTATED 2007 STOCK AND INCENTIVE PLAN.				FOR	FOR	WITH	ISSUER

3. APPOINTMENT OF INDEPENDENT AUDITORS AND REMUNERATION.				FOR	FOR	WITH	ISSUER

NORTHWESTERN CORPORATION

Ticker:	N WE	Meeting Date:	4/22/2009
CUSIP	668074305

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. APPOINTMENT OF DELOITTE & TOUCHE AS AUDITORS .				FOR	FOR	WITH	ISSUER

3. APPROVAL OF EMPLOYEE STOCK OPTION PLAN.				FOR	FOR	WITH	ISSUER

4. ELECTION OF DOROTHY M. BRADLEY TO BOARD OF DIRECTORS.				FOR	FOR	WITH	ISSUER

PEABODY ENERGY CORPORATION

Ticker:	BTU	Meeting Date:	5/7/2009
CUSIP	P55934010

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. APPOINTMENT OF ERNST & YOUNG LLP AS AUDITORS FY 2008.				FOR	FOR	WITH	ISSUER

3. PREAPPROVAL OF THE MATERIAL TERMS OF THE PERFORMANCE				FOR	FOR	WITH	ISSUER
MEASURES UNDER THE COMPANY'S 2004 LONG-TERM EQUITY INCENTIVE PLAN.

DAYLIGHT RESOURCES TRUST

Ticker:	DAY.UN.TO	Meeting Date:	5/7/2009
CUSIP	239600109

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. RESOLUTION FIXING THE NUMBER OF DIRECTORS TO BE ELECTED AT (7).				FOR	FOR	WITH	ISSUER

2. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

3. APPOINTMENT OF KPMG AS AUDITORS AND TO FIX REMUNERATION.				FOR	FOR	WITH	ISSUER

4. ORDINARY RESOLUTION APPROVING THE GRANT OF UNALLOCATED				FOR	FOR	WITH	ISSUER
UNITS UNDER THE TRUST'S AWARD INCENTIVE PLAN.

4. ORDINARY RESOLUTION APPROVING THE GRANT OF UNALLOCATED				FOR	FOR	WITH	ISSUER
UNITS UNDER THE TRUST'S EMPLOYEE BONUS PLAN.

POTASH CORPORATION OF SASKATCHEWAN INC.

Ticker:	POT	Meeting Date:	5/7/2009
CUSIP	73755L107

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. APPOINTMENT OF DELOITTE & TOUCHE AS AUDITORS .				FOR	FOR	WITH	ISSUER

3. RESOLUTION TO APPROVE THE ADOPTION OF A NEW PERFORMANCE				FOR	FOR	WITH	ISSUER
OPTION PLAN.

4. SHAREHOLDER PROPOSAL.				AGAINST	FOR	AGAINST	SHAREHOLDER

FRONTEER DEVELOPMENT CORP.

Ticker:	FRG	Meeting Date:	5/7/2009
CUSIP	35903Q106

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. IN RESPECT ELECTION OF DIRECTORS PROPOSED BY MANAGEMENT.				FOR	FOR	WITH	ISSUER

2. APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS AUDITORS				FOR	FOR	WITH	ISSUER
AND TO FIX THEIR REMUNERATION.

CALPINE CORPORATION

Ticker:	CPN	Meeting Date:	5/7/2009
CUSIP	131347304

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. PROPOSAL TO AMEND 2005 LONG-TERM INCENTIVE PLAN.				FOR	FOR	WITH	ISSUER

3. RATIFICATION OF PRICEWATERHOUSECOOPERS LLP AS AUDITORS				FOR	FOR	WITH	ISSUER
FOR CY 2009.

AEGEAN MARINE PETROLEUM NETWORK INC.

Ticker:	ANW	Meeting Date:	5/14/2009
CUSIP	Y0017S102

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. APPOINTMENT OF DELOITTE HADJIPAVLOU SOFIANOS AS AUDITORS .				FOR	FOR	WITH	ISSUER

CLAUDE RESOURCES INC.

Ticker:	CGR	Meeting Date:	5/14/2009
CUSIP	182873109

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. APPOINTMENT OF KPMG AS AUDITORS AND TO FIX REMUNERATION.				FOR	FOR	WITH	ISSUER

3. APPROVAL OF THE SHAREHOLDERS RIGHTS PLAN.				FOR	FOR	WITH	ISSUER

ASHFORD HOSPITALITY TRUST INC.

Ticker:	AHT	Meeting Date:	5/19/2009
CUSIP	44103109

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. APPOINTMENT OF ERNST & YOUNG LLP AS AUDITORS FOR FY 2009.				FOR	FOR	WITH	ISSUER

3. TO VOTE ON SHAREHOLDER PROPOSAL TO AMEND THE BYLAWS TO				AGAINST	AGAINST	WITH	SHAREHOLDER
INCLUDE A REQUIREMENT THAT THE COB BE INDEPENDENT.

SLIVER WHEATON CORP.

Ticker:	SLW	Meeting Date:	5/21/2009
CUSIP	828336107

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
A. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

B. APPOINTMENT OF DELOITTE & TOUCHE AS AUDITORS AND TO FIX				FOR	FOR	WITH	ISSUER
THEIR REMUNERATION .

C. RESOLUTION CONFIRMING SHAREHOLDER'S RIGHTS PLAN.				FOR	FOR	WITH	ISSUER

D. RESOLUTION APPROVING AMENDMENTS TO COMPANY'S SHARE				FOR	FOR	WITH	ISSUER
OPTION PLAN.

AVION RESOURCES CORP.

Ticker:	AVR.V	Meeting Date:	5/21/2009
CUSIP	053750105

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. APPOINTMENT OF MCGOVERN, HURLEY CUNNINGHAM LLP AS AUDITORS				FOR	FOR	WITH	ISSUER
AND TO FIX THEIR REMUNERATION .

3. APPROVAL OF A 10% ROLLING STOCK OPTION PLAN.				FOR	FOR	WITH	ISSUER

4. CHANGE THE NAME OF THE CORPORATION TO AVION GOLD CORP.				FOR	FOR	WITH	ISSUER

5. ADOPTION AND APPROVAL OF SHARE COMPENSATION PLAN UPON				FOR	FOR	WITH	ISSUER
GRADUATION TO THE TORONTO STOCK EXCHANGE.

EXETER RESOURCE CORPORATION

Ticker:	XRA	Meeting Date:	5/26/2009
CUSIP	301835104

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. SET THE NUMBER OF DIRECTORS AT SIX.				FOR	FOR	WITH	ISSUER

2. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

3. APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS AUDITORS				FOR	FOR	WITH	ISSUER
AND TO FIX THEIR REMUNERATION.

4. TO APPROVE THE RELOADING OF COMMON SHARES THAT HAVE BEEN				FOR	FOR	WITH	ISSUER
ISSUES UPON THE EXERCISE OF OPTIONS BETWEEN MAY 23, 2008
AND MAY 26, 2009 BACK INTO STOCK OPTION PLAN.

5. APPROVE AN AMENDMENT TO THE COMPANY'S STOCK OPTION PLAN.				FOR	FOR	WITH	ISSUER

6. TO APPROVE THE AMENDMENT OF THE EXERCISE PRICES OF 1,350,000				FOR	AGAINST	AGAINST	ISSUER
STOCK OPTIONS HELD BY OFFICERS AND DIRECTORS TO 2.85.

7. TO TRANSACT SUCH OTHER BUSINESS AS MAY PROPERLY COME				FOR	FOR	WITH	ISSUER
BEFORE THE MEETING.

NOVAGOLD RESOURCES INC.

Ticker:	NG	Meeting Date:	5/26/2009
CUSIP	66987 E206

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS AUDITORS				FOR	FOR	WITH	ISSUER
AND TO FIX THEIR REMUNERATION.

3. APPROVE THE CONTINUATION OF THE 2004 STOCK OPTION PLAN.				FOR	FOR	WITH	ISSUER

4. TO APPROVE THE PERFORMANCE SHARE UNIT PLAN.				FOR	FOR	WITH	ISSUER

5. TO APPROVE THE DEFERRED SHARE UNIT PLAN.				FOR	FOR	WITH	ISSUER

HECLA MINING COMPANY

Ticker:	HL	Meeting Date:	5/29/2009
CUSIP	422704106

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. PROPOSAL TO RATIFY BDO SEIDMAN, LLP AS AUDITORS FY 2009.				FOR	FOR	WITH	ISSUER

ENDEAVOR SILVER CORP.

Ticker:	EXK	Meeting Date:	6/3/2008
CUSIP	29258Y103

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. TO FIX THE NUMBER OF DIRECTORS AT SIX.				FOR	FOR	WITH	ISSUER

2. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

3. APPOINTMENT OF KPMG AS AUDITORS AND TO FIX REMUNERATION.				FOR	FOR	WITH	ISSUER

4. APPROVE AMENDMENT NO. 1 TO THE COMPANY'S STOCK OPTION PLAN				FOR	FOR	WITH	ISSUER
AND TO CONVERT IT TO A ROLLING 10% PLAN.

5. TO APPROVE A STOCK BONUS PLAN.				FOR	FOR	WITH	ISSUER

ZIX CORPORATION

Ticker:	ZIXI	Meeting Date:	6/4/2009
CUSIP	98974P100

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. PROPOSAL TO RATIFY WHITLEY PENN LLP AS AUDITORS.				FOR	FOR	WITH	ISSUER

DELCATH SYSTEMS, INC.

Ticker:	DCTH	Meeting Date:	6/4/2008
CUSIP	24661P104

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. RATIFY CARLIN, CHARRON & ROSEN LLP AS AUDITORS FY 2009.				FOR	FOR	WITH	ISSUER

3. PROPOSAL TO APPROVE THE 2009 STOCK INCENTIVE PLAN.				FOR	FOR	WITH	ISSUER

FREEPORT-MCMORAN COPPER & GOLD INC.

Ticker:	FCX	Meeting Date:	6/11/2009
CUSIP	35671D857

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. RATIFICATION OF ERNST & YOUNG LLP AS AUDITORS.				FOR	FOR	WITH	ISSUER

3. PROPOSAL TO APPROVE THE 2009 ANNUAL INCENTIVE PLAN.				FOR	FOR	WITH	ISSUER

4. SHAREHOLDER PROPOSAL REGARDING THE SELECTION OF A CANDIDATE				AGAINST	AGAINST	WITH	SHAREHOLDER
WITH ENVIRONMENTAL EXPERTISE TO THE BOARD OF DIRECTORS.

SEABRIDGE GOLD INC.

Ticker:	SA	Meeting Date:	6/18/2008
CUSIP	811916105

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. APPOINTMENT OF KPMG AS AUDITORS.				FOR	FOR	WITH	ISSUER

3. FIX AUDITORS REMUNERATION.				FOR	FOR	WITH	ISSUER

4. APPROVE INCREASE IN STOCK OPTION PLAN SHARES TO 800,000.				FOR	FOR	WITH	ISSUER

5. APPROVE GRANTS OF 425,000 STOCK OPTIONS.				FOR	FOR	WITH	ISSUER

6. TRANSACT OTHER BUSINESS AT THE ANNUAL MEETING.				FOR	FOR	WITH	ISSUER

TEVA PHARMACEUTICAL INDUSTRIES LTD.

Ticker:	TEVA	Meeting Date:	6/22/2009
CUSIP	881624209

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. APPROVE CASH DIVIDEND FOR THE YEAR ENDED 2008.				FOR	FOR	WITH	ISSUER

2. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

3. APPOINT KESSELMAN & KESSELMAN AS AUDITORS AND TO FIX				FOR	FOR	WITH	ISSUER
COMPENSATION AS APPROVED BY AUDIT COMMITTEE.

CRESCENT POINT ENERGY TRUST

Ticker:	CPG.UN.TO	Meeting Date:	6/29/2009
CUSIP	225908102

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. CONSIDER AND TO PASS A SPECIAL RESOLUTION TO APPROVE A PLAN				FOR	FOR	WITH	ISSUER
OF ARRANGEMENT.

2. FIX THE NUMBER OF DIRECTORS AT SEVEN.				FOR	FOR	WITH	ISSUER

3. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

4. APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS AUDITORS				FOR	FOR	WITH	ISSUER
AND TO FIX THEIR REMUNERATION.

* Management Recommended Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ENCOMPASS FUNDS

By: /s/ Malcolm H. Gissen

       Malcolm H. Gissen, President

Date:         8/20/09